DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

May 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.5%
Australia - 10.3%
AGL Energy Ltd.	17,405	$193,636
ALS Ltd.	6,119	29,042
Alumina Ltd.	27,865	27,468
Ampol Ltd.	8,938	160,726
Ansell Ltd.	4,722	110,553
APA Group(a)	17,241	132,872
Aristocrat Leisure Ltd.	7,788	132,964
ASX Ltd.	1,508	88,269
Atlas Arteria Ltd.(a)	5,724	25,305
Aurizon Holdings Ltd.	58,903	185,724
AusNet Services	28,032	32,656
Australia & New Zealand Banking Group Ltd.	1,395	16,566
Bank of Queensland Ltd.(b)	1,773	6,238
Bendigo & Adelaide Bank Ltd.(b)	1,979	8,079
BHP Group Ltd.	2,979	68,499
BHP Group PLC	3,749	73,287
BlueScope Steel Ltd.	3,909	28,621
Boral Ltd.	30,421	62,802
Brambles Ltd.	40,557	313,369
Challenger Ltd.	3,946	13,123
Charter Hall Group REIT	25,739	165,559
Cleanaway Waste Management Ltd.	20,370	26,367
Coca-Cola Amatil Ltd.	16,445	95,626
Cochlear Ltd.	1,101	141,060
Coles Group Ltd.	67,856	691,858
Commonwealth Bank of Australia	202	8,548
Computershare Ltd.	12,927	112,410
Crown Resorts Ltd.	8,597	54,727
CSL Ltd.	223	40,888
CSR Ltd.	28,087	75,882
Dexus REIT	33,661	201,098
Domino’s Pizza Enterprises Ltd.	782	32,355
Downer EDI Ltd.	20,271	60,686
Flight Centre Travel Group Ltd.	1,025	8,900
Goodman Group REIT	27,811	283,745
GPT Group REIT	45,111	119,479
Harvey Norman Holdings Ltd.	28,205	61,035
IDP Education Ltd.	226	2,555
Iluka Resources Ltd.	943	5,145
Incitec Pivot Ltd.	9,241	12,330
Insurance Australia Group Ltd.	14,673	59,511
JB Hi-Fi Ltd.(b)	8,070	198,847
Lendlease Group(a)	10,688	91,734
Macquarie Group Ltd.	280	20,439
Magellan Financial Group Ltd.	2,544	98,536
Medibank Pvt Ltd.	109,122	206,440
Metcash Ltd.	21,443	38,431
Mirvac Group REIT	169,650	264,642
National Australia Bank Ltd.	1,882	22,250
Newcrest Mining Ltd.	2,781	56,452
Oil Search Ltd.	3,480	8,039
Orica Ltd.	5,947	67,820
Origin Energy Ltd.	8,063	31,525
Orora Ltd.	41,595	73,169
OZ Minerals Ltd.	1,668	10,430
Perpetual Ltd.	2,535	52,619
Platinum Asset Management Ltd.(b)	4,300	11,389
Qantas Airways Ltd.	38,393	101,686
QBE Insurance Group Ltd.	8,778	51,451
Qube Holdings Ltd.	29,243	52,605
Ramsay Health Care Ltd.	1,821	84,675
REA Group Ltd.	785	52,353
Scentre Group REIT	29,174	43,185
SEEK Ltd.	5,932	79,265
Shopping Centres Australasia Property Group REIT	26,922	41,818
Sonic Healthcare Ltd.	5,082	95,030
South32 Ltd.	6,312	8,003
Star Entertainment Group Ltd.	16,777	32,853
Stockland REIT	17,660	41,850
Suncorp Group Ltd.	4,228	25,904
Sydney Airport(a)	11,614	45,100
Tabcorp Holdings Ltd.	22,712	48,545
Telstra Corp. Ltd.	31,223	67,152
TPG Telecom Ltd.	2,306	13,011
Transurban Group(a)	3,773	35,790
Treasury Wine Estates Ltd.	1,307	8,381
Vicinity Centres REIT	20,988	22,430
Washington H Soul Pattinson & Co. Ltd.	743	9,341
Wesfarmers Ltd.	10,177	272,719
Westpac Banking Corp.	862	9,853
Woodside Petroleum Ltd.	6,474	97,423
Woolworths Group Ltd.	15,179	356,080

(Cost $7,234,034)		6,918,828

Austria - 0.2%
ANDRITZ AG*	1,122	42,109
Erste Group Bank AG*	425	9,344
OMV AG*	1,052	34,778
Telekom Austria AG*	5,829	42,016
Verbund AG*	322	14,341
Vienna Insurance Group AG Wiener Versicherung Gruppe*	277	5,824
voestalpine AG	1,087	21,202

(Cost $193,921)		169,614

Belgium - 1.2%
Ackermans & van Haaren NV	351	48,297
Ageas SA/NV*	1,229	41,928
Colruyt SA	588	35,568
Elia Group SA/NV	890	104,543
KBC Group NV	121	6,335
Proximus SADP	4,507	94,226

Sofina SA	937	256,399
Solvay SA	328	24,985
Telenet Group Holding NV	708	29,029
UCB SA	876	87,698
Umicore SA	1,755	77,775

(Cost $774,272)		806,783

Cambodia - 0.0%
NagaCorp Ltd.
(Cost $30,095)	23,103	27,571

Canada - 6.1%
Agnico Eagle Mines Ltd.	507	32,312
Alimentation Couche-Tard, Inc., Class B	9,962	310,637
Bank of Montreal	516	25,356
Bank of Nova Scotia	187	7,464
BCE, Inc.	1,101	45,587
Brookfield Asset Management, Inc., Class A	1,162	36,343
Canadian Imperial Bank of Commerce	596	38,070
Canadian National Railway Co.	718	61,608
Canadian Natural Resources Ltd.	3,030	55,133
Canadian Pacific Railway Ltd.	568	141,815
Canadian Tire Corp. Ltd., Class A(b)	1,453	123,645
Canadian Utilities Ltd., Class A	4,343	103,815
Cenovus Energy, Inc.	2,221	9,641
CGI, Inc.*	1,668	106,172
Constellation Software, Inc.	82	92,853
Dollarama, Inc.	3,695	124,788
Enbridge, Inc.	996	32,268
Fairfax Financial Holdings Ltd.	139	38,463
Fortis, Inc.	4,757	182,440
Franco-Nevada Corp.	568	79,418
George Weston Ltd.	1,980	142,476
Great-West Lifeco, Inc.	1,364	22,125
Hydro One Ltd., 144A	7,421	143,244
IGM Financial, Inc.	3,759	88,930
Imperial Oil Ltd.(b)	2,308	35,917
Intact Financial Corp.	1,164	110,690
Inter Pipeline Ltd.	4,422	40,343
Loblaw Cos. Ltd.	1,241	61,197
Magna International, Inc.	7,592	318,906
Manulife Financial Corp.	4,617	57,120
Metro, Inc.	7,081	294,162
National Bank of Canada	1,661	72,054
Nutrien Ltd.	520	17,682
Pembina Pipeline Corp.(b)	1,915	47,660
Power Corp. of Canada	4,334	70,268
Restaurant Brands International, Inc.	1,073	58,393
RioCan Real Estate Investment Trust REIT	11,482	120,951
Rogers Communications, Inc., Class B	1,668	69,631
Royal Bank of Canada	104	6,721
Saputo, Inc.	1,358	33,238
Shaw Communications, Inc., Class B	7,328	123,158
Sun Life Financial, Inc.(b)	2,181	74,525
Suncor Energy, Inc.	1,935	33,137
TC Energy Corp.	1,737	77,978
TELUS Corp.	13,103	226,188
Thomson Reuters Corp.	881	58,780
Toronto-Dominion Bank	448	19,117
Wheaton Precious Metals Corp.	232	9,957

(Cost $4,285,927)		4,082,376

Chile - 0.0%
Antofagasta PLC
(Cost $7,179)	621	6,729

China(c) - 0.1%
Lenovo Group Ltd.	24,848	13,496
Tingyi Cayman Islands Holding Corp.	6,658	11,442
Uni-President China Holdings Ltd.	15,093	15,617
Want Want China Holdings Ltd.	27,846	20,010

(Cost $61,866)		60,565

Cyprus - 0.2%
Polymetal International PLC
(Cost $99,248)	7,037	141,546

Czech Republic - 0.1%
Avast PLC, 144A
(Cost $22,928)	6,052	37,635

Denmark - 1.6%
A.P. Moller - Maersk A/S, Class A	31	28,337
A.P. Moller - Maersk A/S, Class B	34	33,235
Carlsberg A/S, Class B	1,524	197,099
Chr Hansen Holding A/S	281	27,225
Coloplast A/S, Class B	701	117,693
Demant A/S*	664	18,759
DSV PANALPINA A/S	99	10,460
Genmab A/S*	145	44,577
GN Store Nord A/S	1,504	81,185
ISS A/S*	1,569	26,073
Novo Nordisk A/S, Class B	680	44,272
Novozymes A/S, Class B	2,211	120,899
Orsted A/S, 144A	322	37,809
Pandora A/S	475	23,655
ROCKWOOL International A/S, Class B	132	36,956
Tryg A/S	2,138	59,922
Vestas Wind Systems A/S	1,432	146,134

(Cost $896,089)		1,054,290

Finland - 1.9%
Elisa OYJ	3,696	231,792
Fortum OYJ	3,885	74,416
Huhtamaki OYJ*	3,149	127,221
Kesko OYJ, Class B	6,506	110,002
Kone OYJ, Class B	3,259	218,524
Metso OYJ	616	19,988
Neste OYJ	1,552	62,702
Nokian Renkaat OYJ	1,628	37,920
Orion OYJ, Class B	2,094	112,038
Sampo OYJ, Class A*(b)	800	28,583

Stora Enso OYJ, Class R*	2,982	36,570
UPM-Kymmene OYJ	6,928	200,134
Wartsila OYJ Abp	1,881	14,697

(Cost $1,082,452)		1,274,587

France - 5.6%
Accor SA*	1,028	28,988
Aeroports de Paris	92	9,584
Air Liquide SA	466	63,291
Airbus SE*	57	3,595
Alstom SA	5,391	226,915
Amundi SA, 144A*	437	32,544
Arkema SA	687	59,882
Atos SE*	216	16,295
BioMerieux	422	60,601
Bollore SA	26,207	74,802
Bouygues SA*	6,810	208,619
Bureau Veritas SA*	3,077	62,601
Capgemini SE	874	89,539
Carrefour SA	2,350	35,695
Casino Guichard Perrachon SA*	169	6,369
Cie de Saint-Gobain	3,777	122,133
Cie Generale des Etablissements Michelin SCA*	1,796	181,519
Cie Plastic Omnium SA	698	14,387
Covivio REIT(b)	666	39,004
Danone SA*	481	32,937
Dassault Aviation SA*	15	12,798
Dassault Systemes SE	35	5,927
Edenred	854	35,699
Eiffage SA*	2,321	211,705
Electricite de France SA	1,263	11,177
Elis SA*	5,284	65,242
Engie SA*	7,088	83,850
Eurazeo SE*	302	14,714
Eutelsat Communications SA	1,952	19,455
Faurecia SE*	399	15,383
Gecina SA REIT	1,747	224,837
Getlink SE*	2,291	33,078
Hermes International	21	17,468
ICADE REIT	82	5,870
Iliad SA	97	17,091
Imerys SA	304	10,496
Ingenico Group SA	173	23,901
JCDecaux SA*	394	8,016
Kering SA	19	9,925
Klepierre SA REIT	385	7,298
Legrand SA	2,053	139,988
L’Oreal SA*	44	12,818
Orange SA	6,633	80,017
Orpea	296	34,769
Pernod Ricard SA	143	22,285
Peugeot SA*	2,135	30,410
Publicis Groupe SA	2,006	56,945
Remy Cointreau SA(b)	46	5,465
Rexel SA	6,523	65,912
Rubis SCA	2,511	119,825
Safran SA*	464	44,315
Sanofi	107	10,418
Sartorius Stedim Biotech*	107	29,017
Schneider Electric SE	1,125	111,674
SCOR SE*	885	21,835
SEB SA	89	12,217
Sodexo SA	501	33,738
Suez SA(b)	11,487	130,459
Teleperformance*	545	129,188
Thales SA	169	12,930
TOTAL SA	331	12,380
Ubisoft Entertainment SA*	116	8,988
Unibail-Rodamco-Westfield REIT	101	5,359
Valeo SA*	1,904	46,912
Veolia Environnement SA(b)	11,609	254,198
Vinci SA	791	73,064
Vivendi SA	1,444	32,815
Wendel SE*	80	7,350
Worldline SA, 144A*	402	30,014

(Cost $4,102,290)		3,778,535

Germany - 4.2%
adidas AG*	305	80,474
Allianz SE	85	15,395
BASF SE*	1,160	62,768
Bayer AG	401	27,084
Bayerische Motoren Werke AG	204	11,936
Bechtle AG	418	73,697
Beiersdorf AG	589	61,757
Brenntag AG	2,455	129,468
Carl Zeiss Meditec AG*	295	30,222
Continental AG*	120	11,805
Covestro AG, 144A*	827	30,624
CTS Eventim AG & Co. KGaA*	1,401	63,583
Daimler AG*	320	11,882
Deutsche Boerse AG	56	9,213
Deutsche Lufthansa AG*(b)	840	8,542
Deutsche Post AG*	1,560	48,553
Deutsche Telekom AG*	3,170	49,983
Deutsche Wohnen SE	3,108	139,048
DWS Group GmbH & Co. KGaA, 144A(d)	210	7,904
E.ON SE	7,178	75,900
Evonik Industries AG	3,947	97,248
Fielmann AG	601	42,652
Fraport AG Frankfurt Airport Services Worldwide*(b)	668	33,155
Fresenius Medical Care AG & Co. KGaA*	402	33,806
Fresenius SE & Co. KGaA*	746	35,848
FUCHS PETROLUB SE	393	13,289

GEA Group AG	2,984	88,923
Hannover Rueck SE	261	41,981
HeidelbergCement AG*	1,179	58,531
Hella GmbH & Co. KGaA	819	31,977
Henkel AG & Co. KGaA*	138	11,060
HOCHTIEF AG	121	10,646
HUGO BOSS AG	113	3,085
Infineon Technologies AG	1,240	26,008
KION Group AG*	730	40,763
Knorr-Bremse AG	211	22,339
LANXESS AG*	2,013	104,076
LEG Immobilien AG*	2,228	277,770
Merck KGaA	928	106,478
METRO AG	853	7,966
MTU Aero Engines AG*	387	62,376
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	190	43,241
Nemetschek SE*	100	7,887
ProSiebenSat.1 Media SE(b)	2,801	35,830
Puma SE*	332	23,702
Rational AG*	32	17,171
Rheinmetall AG	495	40,173
RWE AG*	1,659	54,974
SAP SE	74	9,343
Scout24 AG, 144A	423	32,349
Siemens AG	324	35,510
Siemens Healthineers AG, 144A	101	5,220
Symrise AG*	655	71,693
Talanx AG	299	10,523
TeamViewer AG*	399	20,307
Telefonica Deutschland Holding AG	3,473	10,686
TUI AG(b)	6,298	33,956
Uniper SE	4,670	145,970
United Internet AG	202	8,287
Vonovia SE*	2,048	117,960
Zalando SE, 144A*	299	20,235

(Cost $2,677,989)		2,844,832

Hong Kong - 1.6%
ASM Pacific Technology Ltd.	1,159	10,542
Cafe de Coral Holdings Ltd.	12,343	22,230
Cathay Pacific Airways Ltd.(b)	5,410	5,486
China Mengniu Dairy Co. Ltd.*	13,257	47,377
Chow Tai Fook Jewellery Group Ltd.	13,706	10,097
CK Asset Holdings Ltd.	7,789	42,357
CK Hutchison Holdings Ltd.	6,845	41,859
CK Infrastructure Holdings Ltd.	1,308	6,531
CLP Holdings Ltd.	2,523	24,722
Dairy Farm International Holdings Ltd.	2,565	10,824
First Pacific Co. Ltd.	50,967	9,863
Hang Lung Group Ltd.	12,808	24,522
Hang Lung Properties Ltd.	16,358	34,400
Hang Seng Bank Ltd.	197	2,997
Henderson Land Development Co. Ltd.	8,805	31,410
Hong Kong & China Gas Co. Ltd.	11,056	18,600
Hong Kong Exchanges & Clearing Ltd.	156	5,438
Hongkong Land Holdings Ltd.	2,044	7,685
Hutchison Port Holdings Trust, Class U	74,400	8,556
Hysan Development Co. Ltd.	6,788	18,391
Jardine Matheson Holdings Ltd.	500	20,075
Jardine Strategic Holdings Ltd.	300	5,985
Johnson Electric Holdings Ltd.	9,597	16,418
Kerry Logistics Network Ltd.	16,436	22,350
Kerry Properties Ltd.	5,853	13,819
Link REIT	17,032	127,339
MTR Corp. Ltd.	659	3,159
New World Development Co. Ltd.	22,774	22,947
NWS Holdings Ltd.	5,144	4,035
PCCW Ltd.	49,281	27,022
Power Assets Holdings Ltd.	15,766	87,770
Shun Tak Holdings Ltd.	28,093	9,931
Sino Land Co. Ltd.	14,951	17,418
SITC International Holdings Co. Ltd.	18,987	17,931
Sun Art Retail Group Ltd.	5,180	7,926
Sun Hung Kai Properties Ltd.	2,371	27,225
Swire Pacific Ltd., Class A	3,572	18,526
Swire Pacific Ltd., Class B	9,035	8,393
Swire Properties Ltd.	6,969	15,519
Techtronic Industries Co. Ltd.	13,322	114,640
Vitasoy International Holdings Ltd.(b)	3,541	13,111
VTech Holdings Ltd.	5,271	31,792
WH Group Ltd., 144A	25,126	21,654
Wharf Holdings Ltd.	3,608	6,433
Wharf Real Estate Investment Co. Ltd.	1,000	3,845
Wheelock & Co. Ltd.	1,890	12,765
Xinyi Glass Holdings Ltd.	33,267	35,194
Yue Yuen Industrial Holdings Ltd.	7,438	10,652

(Cost $1,321,634)		1,107,761

Ireland - 1.1%
CRH PLC	5,723	185,445
DCC PLC	563	46,857
Experian PLC	3,577	124,398
Flutter Entertainment PLC(b)	698	88,710
Glanbia PLC	30	327
James Hardie Industries PLC CDI	1,270	21,876
Kerry Group PLC, Class A	427	52,865
Kingspan Group PLC	1,294	79,958
Smurfit Kappa Group PLC	4,013	130,878

(Cost $616,061)		731,314

Israel - 1.3%
Airport City Ltd.*	4,044	53,017
Alony Hetz Properties & Investments Ltd.	2,716	30,925
Amot Investments Ltd.	7,678	40,325
Azrieli Group Ltd.	418	21,942
Bank Hapoalim BM	5,004	30,723

Bank Leumi Le-Israel BM	10,857	57,455
Bezeq The Israeli Telecommunication Corp. Ltd.*	14,530	12,401
Elbit Systems Ltd.	269	37,470
Fattal Holdings 1998 Ltd.	71	4,420
First International Bank of Israel Ltd.	1,068	24,278
Harel Insurance Investments & Financial Services Ltd.	2,128	13,181
ICL Group Ltd.	4,282	14,826
Israel Discount Bank Ltd., Class A	10,392	32,955
Melisron Ltd.	1,364	52,171
Mivne Real Estate KD Ltd.*	15,093	31,880
Mizrahi Tefahot Bank Ltd.	1,827	35,785
Nice Ltd.*	1,050	189,865
Oil Refineries Ltd.	45,024	11,039
Paz Oil Co. Ltd.*	416	34,566
Phoenix Holdings Ltd.*	2,558	11,974
Shapir Engineering and Industry Ltd.*	2,315	14,901
Shufersal Ltd.	2,822	18,986
Strauss Group Ltd.	1,517	42,439
Tower Semiconductor Ltd.*	1,349	27,759

(Cost $826,247)		845,283

Italy - 1.7%
A2A SpA	59,187	82,131
Amplifon SpA*	760	21,092
Assicurazioni Generali SpA	1,690	23,470
Atlantia SpA*	1,115	18,102
Banca Mediolanum SpA	2,211	14,732
Buzzi Unicem SpA	1,560	31,035
Buzzi Unicem SpA-RSP	1,208	13,921
Davide Campari-Milano SpA	2,381	19,334
DiaSorin SpA*	439	92,049
Enel SpA	9,041	69,402
Eni SpA	1,562	14,114
Ferrari NV	782	132,131
Hera SpA	34,265	131,496
Infrastrutture Wireless Italiane SpA, 144A	4,643	47,334
Italgas SpA	14,497	78,790
Leonardo SpA*	2,220	13,829
Mediobanca Banca di Credito Finanziario SpA	1,596	10,361
Moncler SpA*	1,187	44,166
Nexi SpA, 144A*	1,025	16,840
Pirelli & C SpA, 144A*	3,788	16,981
Poste Italiane SpA, 144A	2,704	23,743
Prysmian SpA	1,013	21,573
Recordati SpA	1,079	49,113
Salvatore Ferragamo SpA*	510	7,108
Snam SpA	22,837	106,285
Telecom Italia SpA*	19,106	7,056
Telecom Italia SpA-RSP	23,195	8,948
Terna Rete Elettrica Nazionale SpA	4,979	33,618
UnipolSai Assicurazioni SpA(b)	2,596	5,787

(Cost $1,135,510)		1,154,541

Japan - 24.6%
ABC-Mart, Inc.	563	34,229
Advantest Corp.	400	19,752
Aeon Co. Ltd.	4,149	91,791
Aeon Mall Co. Ltd.	1,200	16,875
AGC, Inc.	1,200	33,972
Aica Kogyo Co. Ltd.	1,214	36,172
Ain Holdings, Inc.	100	6,460
Air Water, Inc.	3,200	46,484
Aisin Seiki Co. Ltd.	1,793	56,502
Ajinomoto Co., Inc.	3,200	54,564
Alfresa Holdings Corp.	1,270	25,616
Alps Alpine Co. Ltd.	300	3,626
Amada Co. Ltd.	7,843	69,960
Amano Corp.	2,500	54,045
ANA Holdings, Inc.*(b)	1,243	29,986
Ariake Japan Co. Ltd.	212	14,719
Asahi Group Holdings Ltd.	1,392	52,432
Asahi Intecc Co. Ltd.	116	3,553
Asahi Kasei Corp.	7,219	56,956
ASKUL Corp.	509	15,355
Astellas Pharma, Inc.	7,183	127,645
Autobacs Seven Co. Ltd.	1,379	16,922
Azbil Corp.	4,913	125,362
Bandai Namco Holdings, Inc.	2,100	116,876
Benesse Holdings, Inc.	300	8,123
Bic Camera, Inc.	1,200	12,642
Bridgestone Corp.	3,824	126,964
Brother Industries Ltd.	1,442	27,158
Calbee, Inc.	980	28,335
Canon Marketing Japan, Inc.	1,200	24,460
Canon, Inc.	1,522	31,348
Capcom Co. Ltd.	654	23,098
Casio Computer Co. Ltd.	1,398	24,616
Central Japan Railway Co.	156	26,694
Chubu Electric Power Co., Inc.	8,331	112,204
Chugai Pharmaceutical Co. Ltd.	200	29,498
Chugoku Electric Power Co., Inc.	8,483	116,534
Citizen Watch Co. Ltd.	1,500	5,360
COMSYS Holdings Corp.	2,434	67,777
Cosmos Pharmaceutical Corp.	390	56,001
Dai Nippon Printing Co. Ltd.	3,207	72,901
Daicel Corp.	4,327	36,629
Daido Steel Co. Ltd.	555	19,035
Daifuku Co. Ltd.	326	25,357
Dai-ichi Life Holdings, Inc.	1,200	15,627
Daiichikosho Co. Ltd.	916	32,224
Daikin Industries Ltd.	484	71,206
Daito Trust Construction Co. Ltd.	1,485	156,929
Daiwa House Industry Co. Ltd.	3,302	81,971

Daiwa Securities Group, Inc.	3,445	14,284
DeNA Co. Ltd.	600	8,242
Denka Co. Ltd.	1,200	29,394
Denso Corp.	1,844	70,706
DIC Corp.	1,100	28,701
Disco Corp.	111	24,789
Dowa Holdings Co. Ltd.	600	19,270
East Japan Railway Co.	547	42,903
Ebara Corp.	600	14,463
Electric Power Development Co. Ltd.	3,776	71,255
Ezaki Glico Co. Ltd.	300	14,508
Fancl Corp.	400	11,361
FANUC Corp.	296	52,793
Fast Retailing Co. Ltd.	11	6,180
FP Corp.	400	29,368
Fuji Electric Co. Ltd.	1,488	39,764
Fuji Media Holdings, Inc.	800	8,035
FUJIFILM Holdings Corp.	1,151	53,215
Fujitsu General Ltd.	400	7,815
Fujitsu Ltd.	142	14,630
Fukuyama Transporting Co. Ltd.	700	23,001
Glory Ltd.	2,488	59,074
GS Yuasa Corp.	2,138	37,825
Hakuhodo DY Holdings, Inc.	3,869	48,086
Hamamatsu Photonics KK	1,650	74,739
Hankyu Hanshin Holdings, Inc.	1,967	72,666
Haseko Corp.	4,797	58,463
Heiwa Corp.	1,464	24,854
Hikari Tsushin, Inc.	100	21,915
Hino Motors Ltd.	5,959	40,322
Hirose Electric Co. Ltd.	440	52,562
Hisamitsu Pharmaceutical Co., Inc.	340	17,136
Hitachi Chemical Co. Ltd.	270	11,566
Hitachi Ltd.	5,546	177,857
Hitachi Metals Ltd.	1,100	12,681
Hitachi Transport System Ltd.	680	18,702
Hokuriku Electric Power Co.	3,163	20,728
Honda Motor Co. Ltd.	1,845	47,677
Horiba Ltd.	500	26,315
Hoshizaki Corp.	513	41,427
House Foods Group, Inc.	657	22,228
Hoya Corp.	700	65,689
Hulic Co. Ltd.	7,248	73,331
Ibiden Co. Ltd.	600	15,883
Idemitsu Kosan Co. Ltd.	725	16,083
IHI Corp.	901	12,954
Iida Group Holdings Co. Ltd.	900	13,366
Inpex Corp.	3,599	25,085
Isetan Mitsukoshi Holdings Ltd.	900	6,023
Isuzu Motors Ltd.	1,500	14,055
Ito En Ltd.	600	34,418
ITOCHU Corp.	15,236	326,683
Itochu Techno-Solutions Corp.	700	23,651
Itoham Yonekyu Holdings, Inc.	1,500	9,328
J. Front Retailing Co. Ltd.	2,365	20,086
Japan Airlines Co. Ltd.	1,479	29,062
Japan Petroleum Exploration Co. Ltd.	400	7,515
Japan Tobacco, Inc.	1,864	36,982
JSR Corp.	3,532	69,240
JTEKT Corp.	500	4,033
Justsystems Corp.	307	21,087
JXTG Holdings, Inc.	28,820	110,829
Kagome Co. Ltd.	265	7,465
Kajima Corp.	3,700	41,968
Kakaku.com, Inc.	1,286	31,107
Kaken Pharmaceutical Co. Ltd.	547	30,057
Kamigumi Co. Ltd.	3,232	63,149
Kandenko Co. Ltd.	9,192	83,955
Kaneka Corp.	422	11,254
Kansai Electric Power Co., Inc.	3,111	30,999
Kansai Paint Co. Ltd.	1,888	39,115
Kao Corp.	553	44,385
Kawasaki Heavy Industries Ltd.	1,343	21,267
KDDI Corp.	2,829	82,348
Keihan Holdings Co. Ltd.	1,010	47,999
Keikyu Corp.	1,881	31,445
Keio Corp.	419	24,891
Keisei Electric Railway Co. Ltd.	1,100	36,093
Kewpie Corp.	1,059	20,731
Keyence Corp.	50	20,583
Kikkoman Corp.	973	48,950
Kinden Corp.	5,100	85,351
Kintetsu Group Holdings Co. Ltd.	1,500	73,653
Kirin Holdings Co. Ltd.	1,312	26,883
Kissei Pharmaceutical Co. Ltd.	300	7,602
Kobayashi Pharmaceutical Co. Ltd.	226	20,138
Koei Tecmo Holdings Co. Ltd.	740	21,362
Koito Manufacturing Co. Ltd.	400	16,949
Kokuyo Co. Ltd.	2,000	26,027
Komatsu Ltd.	1,370	27,722
Konami Holdings Corp.	1,082	38,013
K’s Holdings Corp.	9,911	126,952
Kubota Corp.	1,500	20,181
Kuraray Co. Ltd.	3,781	39,728
Kurita Water Industries Ltd.	4,928	136,631
Kyocera Corp.	1,972	106,732
Kyowa Exeo Corp.	2,072	47,581
Kyowa Kirin Co. Ltd.	800	21,698
Kyudenko Corp.	699	19,419
Kyushu Electric Power Co., Inc.	2,364	19,661
Kyushu Railway Co.	2,624	74,408
Lawson, Inc.	800	44,257
Lintec Corp.	2,813	66,973
Lion Corp.	1,306	29,882
LIXIL Group Corp.	3,611	50,410
M3, Inc.	600	24,170

Mabuchi Motor Co. Ltd.	500	16,522
Maeda Road Construction Co. Ltd.	1,900	35,430
Makita Corp.	1,318	44,653
Mani, Inc.	400	10,544
Marubeni Corp.	17,891	86,902
Marui Group Co. Ltd.	879	15,853
Maruichi Steel Tube Ltd.	1,350	34,572
Matsumotokiyoshi Holdings Co. Ltd.	897	33,595
Mazda Motor Corp.	1,400	8,953
Medipal Holdings Corp.	2,551	50,601
Megmilk Snow Brand Co. Ltd.	200	4,910
MEIJI Holdings Co. Ltd.	569	42,833
MINEBEA MITSUMI, Inc.	1,471	25,819
MISUMI Group, Inc.	1,140	30,284
Mitsubishi Chemical Holdings Corp.	10,202	60,065
Mitsubishi Corp.	4,536	105,890
Mitsubishi Electric Corp.	10,074	132,640
Mitsubishi Estate Co. Ltd.	1,500	23,850
Mitsubishi Gas Chemical Co., Inc.	8,467	126,060
Mitsubishi Heavy Industries Ltd.	2,613	67,608
Mitsubishi Logistics Corp.	900	23,123
Mitsubishi Materials Corp.	1,900	43,261
Mitsubishi Shokuhin Co. Ltd.	1,500	37,940
Mitsui & Co. Ltd.	12,525	190,139
Mitsui Chemicals, Inc.	3,300	68,613
Mitsui Fudosan Co. Ltd.	1,000	19,246
Mitsui OSK Lines Ltd.	200	3,544
Miura Co. Ltd.	1,857	79,289
Mochida Pharmaceutical Co. Ltd.	261	10,114
Morinaga & Co. Ltd.	500	21,465
Morinaga Milk Industry Co. Ltd.	400	16,819
MS&AD Insurance Group Holdings, Inc.	900	26,440
Murata Manufacturing Co. Ltd.	417	23,282
Nabtesco Corp.	800	24,839
Nagase & Co. Ltd.	3,965	49,243
Nagoya Railroad Co. Ltd.	2,476	74,693
Nankai Electric Railway Co. Ltd.	718	17,401
NEC Corp.	700	31,415
Nexon Co. Ltd.	400	8,339
NGK Insulators Ltd.	2,577	37,769
NGK Spark Plug Co. Ltd.	902	14,543
NH Foods Ltd.	2,200	81,274
NHK Spring Co. Ltd.	3,700	25,449
Nichirei Corp.	700	19,720
Nidec Corp.	272	16,719
Nifco, Inc.	2,361	51,675
Nihon Kohden Corp.	700	23,358
Nihon M&A Center, Inc.	300	12,057
Nihon Unisys Ltd.	1,300	40,182
Nikon Corp.	2,400	22,054
Nippo Corp.	3,061	76,003
Nippon Express Co. Ltd.	1,336	68,700
Nippon Kayaku Co. Ltd.	6,000	60,259
Nippon Paper Industries Co. Ltd.	1,230	18,164
Nippon Shinyaku Co. Ltd.	300	25,841
Nippon Shokubai Co. Ltd.	500	27,985
Nippon Steel Corp.	2,713	24,996
Nippon Telegraph & Telephone Corp.	1,891	42,898
Nippon Television Holdings, Inc.	500	5,773
Nippon Yusen KK	300	4,325
Nipro Corp.	400	4,678
Nishi-Nippon Railroad Co. Ltd.	700	18,882
Nissan Chemical Corp.	883	38,972
Nissan Shatai Co. Ltd.	2,780	26,165
Nisshin Seifun Group, Inc.	1,378	21,475
Nissin Foods Holdings Co. Ltd.	584	48,786
Nitori Holdings Co. Ltd.	432	78,332
Nitto Denko Corp.	1,843	99,733
Noevir Holdings Co. Ltd.	200	8,948
NOF Corp.	1,307	46,464
NOK Corp.	800	10,240
Nomura Real Estate Holdings, Inc.	2,186	40,459
Nomura Research Institute Ltd.	1,930	51,020
NS Solutions Corp.	200	5,480
NSK Ltd.	2,356	17,232
NTT Data Corp.	2,117	24,464
NTT DOCOMO, Inc.	1,268	34,738
Obayashi Corp.	13,462	124,580
Obic Co. Ltd.	300	52,017
Odakyu Electric Railway Co. Ltd.	809	20,192
Oji Holdings Corp.	10,688	53,671
OKUMA Corp.	200	8,335
Olympus Corp.	456	7,921
Omron Corp.	1,500	99,411
Ono Pharmaceutical Co. Ltd.	1,177	33,616
Open House Co. Ltd.	645	17,829
Oracle Corp.	200	23,354
Oriental Land Co. Ltd.	200	28,988
ORIX Corp.	8,036	106,590
Osaka Gas Co. Ltd.	2,429	48,542
OSG Corp.	1,900	26,930
Otsuka Corp.	1,508	72,786
Otsuka Holdings Co. Ltd.	734	33,139
PALTAC Corp.	582	28,523
Pan Pacific International Holdings Corp.	2,699	54,388
Panasonic Corp.	5,672	50,700
Park24 Co. Ltd.	2,064	40,060
Penta-Ocean Construction Co. Ltd.	5,320	27,752
Persol Holdings Co. Ltd.	2,229	29,483
Pigeon Corp.	100	3,898
Pilot Corp.	448	15,324
Rakuten, Inc.	1,415	12,819
Recruit Holdings Co. Ltd.	1,326	45,663
Relo Group, Inc.	700	15,990
Rengo Co. Ltd.	2,512	19,866
Resona Holdings, Inc.	1,100	3,960

Resorttrust, Inc.	600	7,530
Ricoh Co. Ltd.	1,200	8,866
Rinnai Corp.	1,117	94,038
Rohm Co. Ltd.	414	27,860
Rohto Pharmaceutical Co. Ltd.	1,011	31,061
Ryohin Keikaku Co. Ltd.	240	3,629
Sankyo Co. Ltd.	1,209	31,141
Sankyu, Inc.	2,200	89,748
Santen Pharmaceutical Co. Ltd.	2,400	44,331
Sanwa Holdings Corp.	4,600	39,452
Sapporo Holdings Ltd.	1,200	24,003
Sawai Pharmaceutical Co. Ltd.	800	44,108
SCSK Corp.	500	24,458
Secom Co. Ltd.	1,435	124,326
Sega Sammy Holdings, Inc.	500	6,516
Seibu Holdings, Inc.	1,500	19,604
Seiko Epson Corp.	2,351	26,492
Seino Holdings Co. Ltd.	3,800	51,991
Sekisui Chemical Co. Ltd.	9,101	127,136
Sekisui House Ltd.	26,936	513,168
Seven & i Holdings Co. Ltd.	2,000	68,446
SG Holdings Co. Ltd.	722	23,556
Shikoku Electric Power Co., Inc.	1,300	9,750
Shimadzu Corp.	1,496	40,477
Shimamura Co. Ltd.	300	21,107
Shimano, Inc.	266	48,911
Shimizu Corp.	6,846	57,953
Shin-Etsu Chemical Co. Ltd.	1,100	128,853
Shionogi & Co. Ltd.	900	53,139
Ship Healthcare Holdings, Inc.	319	13,798
SHO-BOND Holdings Co. Ltd.	949	43,911
Shochiku Co. Ltd.	118	15,443
SKY Perfect JSAT Holdings, Inc.	2,600	10,595
Skylark Holdings Co. Ltd.	2,246	36,420
SMC Corp.	84	42,392
Softbank Corp.	1,405	17,814
Sohgo Security Services Co. Ltd.	1,087	53,475
Sojitz Corp.	17,900	41,703
Sompo Holdings, Inc.	500	17,784
Sony Corp.	1,508	96,218
Sony Financial Holdings, Inc.	400	9,638
Sotetsu Holdings, Inc.	700	20,110
Square Enix Holdings Co. Ltd.	700	33,982
Stanley Electric Co. Ltd.	2,331	56,666
Subaru Corp.	3,664	80,891
Sugi Holdings Co. Ltd.	1,535	99,166
Sumitomo Bakelite Co. Ltd.	300	8,437
Sumitomo Chemical Co. Ltd.	8,100	25,112
Sumitomo Corp.	12,032	144,963
Sumitomo Electric Industries Ltd.	7,526	87,635
Sumitomo Forestry Co. Ltd.	2,583	32,870
Sumitomo Heavy Industries Ltd.	849	19,386
Sumitomo Metal Mining Co. Ltd.	1,269	35,348
Sumitomo Mitsui Financial Group, Inc.	100	2,895
Sumitomo Osaka Cement Co. Ltd.	1,300	45,733
Sumitomo Realty & Development Co. Ltd.	771	21,358
Sumitomo Rubber Industries Ltd.	1,400	14,242
Sundrug Co. Ltd.	1,188	40,028
Suntory Beverage & Food Ltd.	974	39,779
Sushiro Global Holdings Ltd.	2,284	48,336
Suzuken Co. Ltd.	384	13,954
Suzuki Motor Corp.	1,842	64,047
Sysmex Corp.	227	18,141
T&D Holdings, Inc.	1,341	12,111
Taiheiyo Cement Corp.	1,500	35,462
Taisei Corp.	234	8,123
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,349
Taiyo Nippon Sanso Corp.	859	14,448
Takashimaya Co. Ltd.	1,900	18,253
TDK Corp.	510	47,717
TechnoPro Holdings, Inc.	729	43,645
Teijin Ltd.	8,420	137,865
Terumo Corp.	216	8,481
TIS, Inc.	3,700	78,887
Tobu Railway Co. Ltd.	3,000	106,372
Toho Co. Ltd.	1,059	38,926
Toho Gas Co. Ltd.	649	31,988
Tohoku Electric Power Co., Inc.	5,219	54,062
Tokai Rika Co. Ltd.	1,200	17,565
Tokio Marine Holdings, Inc.	600	25,997
Tokyo Broadcasting System Holdings, Inc.	1,172	18,417
Tokyo Electric Power Co. Holdings, Inc.*	2,104	7,089
Tokyo Electron Ltd.	311	62,064
Tokyo Gas Co. Ltd.	3,059	72,986
Tokyo Tatemono Co. Ltd.	1,100	14,182
Tokyu Corp.	3,000	47,561
Tokyu Fudosan Holdings Corp.	4,922	24,945
Toppan Printing Co. Ltd.	8,465	144,809
Toray Industries, Inc.	18,100	88,018
Toshiba Corp.	600	16,396
Toshiba TEC Corp.	891	30,972
Tosoh Corp.	4,141	57,578
TOTO Ltd.	480	19,024
Toyo Seikan Group Holdings Ltd.	1,500	15,956
Toyo Suisan Kaisha Ltd.	2,500	130,645
Toyoda Gosei Co. Ltd.	1,384	29,585
Toyota Industries Corp.	698	35,699
Toyota Motor Corp.	100	6,270
Toyota Tsusho Corp.	2,723	69,001
Trend Micro, Inc.	1,039	57,093
TS Tech Co. Ltd.	1,329	37,378
Tsuruha Holdings, Inc.	1,128	166,685
TV Asahi Holdings Corp.	300	4,712
Ube Industries Ltd.	2,593	46,332
Unicharm Corp.	877	32,643
Ushio, Inc.	2,101	24,981

USS Co. Ltd.	2,600	45,322
Wacoal Holdings Corp.	1,000	20,708
Welcia Holdings Co. Ltd.	621	52,166
West Japan Railway Co.	1,336	86,198
Yakult Honsha Co. Ltd.	200	12,252
Yamada Denki Co. Ltd.	17,457	84,907
Yamaha Corp.	581	28,259
Yamato Holdings Co. Ltd.	1,200	26,554
Yamato Kogyo Co. Ltd.	700	14,457
Yamazaki Baking Co. Ltd.	2,553	45,759
Yaoko Co. Ltd.	400	26,175
Yaskawa Electric Corp.	400	14,369
Yokogawa Electric Corp.	1,400	20,168
Yokohama Rubber Co. Ltd.	900	13,592
Z Holdings Corp.	8,782	35,867
Zenkoku Hosho Co. Ltd.	1,338	51,478
Zensho Holdings Co. Ltd.	1,000	21,302
Zeon Corp.	5,659	54,471

(Cost $16,169,362)		16,493,696

Jordan - 0.1%
Hikma Pharmaceuticals PLC
(Cost $42,576)	1,776	56,451

Luxembourg(c) - 0.4%
Aroundtown SA	35,068	192,777
Eurofins Scientific SE	38	25,691
RTL Group SA*	868	29,410
Tenaris SA	774	4,815

(Cost $380,990)		252,693

Macau(c) - 0.0%
Sands China Ltd.
(Cost $6,460)	1,360	5,290

Netherlands - 2.4%
Aalberts NV*	3,644	99,916
Akzo Nobel NV	1,233	100,944
ASM International NV	1,294	150,487
ASML Holding NV	108	35,193
ASR Nederland NV	682	18,738
Euronext NV, 144A	1,692	156,026
EXOR NV	297	16,010
GrandVision NV, 144A*	432	11,725
Heineken Holding NV	279	22,997
Heineken NV	192	17,615
ING Groep NV	975	6,297
Koninklijke Ahold Delhaize NV	4,761	120,799
Koninklijke DSM NV	1,201	153,699
Koninklijke KPN NV	39,652	97,212
Koninklijke Philips NV*	1,684	76,408
Koninklijke Vopak NV	1,241	68,069
NN Group NV	276	8,526
QIAGEN NV*	271	11,850
Randstad NV	4,160	174,591
Royal Dutch Shell PLC, Class A	474	7,379
Royal Dutch Shell PLC, Class B	399	6,048
Signify NV, 144A*	5,205	111,338
Wolters Kluwer NV	1,562	124,543

(Cost $1,538,964)		1,596,410

New Zealand - 1.5%
Air New Zealand Ltd.	41,571	35,268
Auckland International Airport Ltd.	14,605	58,787
Contact Energy Ltd.	38,420	147,746
Fisher & Paykel Healthcare Corp. Ltd.	10,831	201,079
Fletcher Building Ltd.	19,439	42,252
Kiwi Property Group Ltd.	65,889	41,618
Mercury NZ Ltd.	25,338	72,961
Meridian Energy Ltd.	23,168	68,147
Ryman Healthcare Ltd.	10,272	76,967
SKYCITY Entertainment Group Ltd.	21,241	32,094
Spark New Zealand Ltd.	88,925	243,395

(Cost $1,018,299)		1,020,314

Norway - 1.0%
Adevinta ASA*	455	4,831
DNB ASA*	812	11,044
Equinor ASA	934	13,563
Gjensidige Forsikring ASA*	2,904	52,671
Leroy Seafood Group ASA(b)	3,798	21,311
Mowi ASA	5,185	97,644
Norsk Hydro ASA*	4,480	11,375
Orkla ASA	24,969	224,358
Salmar ASA	1,062	47,767
Schibsted ASA, Class A*	172	4,265
Schibsted ASA, Class B*	654	15,677
Telenor ASA	1,985	30,101
Yara International ASA	3,520	120,446

(Cost $682,900)		655,053

Poland - 0.2%
Bank Polska Kasa Opieki SA	754	9,897
CD Projekt SA*	68	6,857
Cyfrowy Polsat SA	3,018	19,687
Dino Polska SA, 144A*	192	8,756
Grupa Lotos SA	1,609	23,925
KGHM Polska Miedz SA*	728	15,686
LPP SA	3	5,140
Polski Koncern Naftowy ORLEN SA	2,575	42,932
Polskie Gornictwo Naftowe i Gazownictwo SA	8,750	9,187
Powszechna Kasa Oszczednosci Bank Polski SA	1,612	8,977
Powszechny Zaklad Ubezpieczen SA	1,172	8,734

(Cost $220,250)		159,778

Portugal - 0.5%
EDP - Energias de Portugal SA	32,336	151,897
Galp Energia SGPS SA	4,428	52,777
Jeronimo Martins SGPS SA*	6,573	112,450

(Cost $309,677)		317,124

Singapore - 3.1%
Ascendas Real Estate Investment Trust REIT	56,491	125,100
Ascott Residence Trust	33,464	22,729
BOC Aviation Ltd., 144A	6,997	38,456
CapitaLand Commercial Trust REIT	50,359	62,352
CapitaLand Ltd.*	26,464	54,111
CapitaLand Mall Trust REIT	82,996	119,203
City Developments Ltd.	6,168	33,559
ComfortDelGro Corp. Ltd.	49,344	50,273
DBS Group Holdings Ltd.	1,200	16,530
Frasers Property Ltd.	10,500	8,915
Genting Singapore Ltd.	73,100	40,600
Jardine Cycle & Carriage Ltd.	905	13,997
Keppel REIT	11,600	8,782
Keppel Corp. Ltd.	12,062	50,436
Mapletree Commercial Trust REIT	149,391	211,392
Mapletree Industrial Trust REIT	76,151	146,548
Mapletree Logistics Trust REIT	131,614	190,893
Mapletree North Asia Commercial Trust REIT	154,696	91,390
Olam International Ltd.	15,208	15,387
Oversea-Chinese Banking Corp. Ltd.	3,623	21,916
SATS Ltd.	15,565	29,293
Sembcorp Industries Ltd.	8,253	7,941
SIA Engineering Co. Ltd.	11,800	15,028
Singapore Airlines Ltd.(b)	39,827	107,641
Singapore Exchange Ltd.	33,380	195,547
Singapore Post Ltd.	32,500	17,705
Singapore Press Holdings Ltd.	13,566	12,286
Singapore Technologies Engineering Ltd.	26,528	59,873
Singapore Telecommunications Ltd.	27,966	49,268
StarHub Ltd.	13,400	12,894
Suntec Real Estate Investment Trust REIT	36,400	37,858
United Overseas Bank Ltd.	1,500	20,695
UOL Group Ltd.*	11,529	55,793
Venture Corp. Ltd.	5,562	60,208
Wilmar International Ltd.	23,800	67,019

(Cost $2,283,956)		2,071,618

South Africa(c) - 0.0%
Investec PLC
(Cost $11,083)	1,610	2,902

South Korea - 1.9%
BNK Financial Group, Inc.	1,086	4,455
Cheil Worldwide, Inc.	1,481	19,851
CJ CheilJedang Corp.	62	14,869
Coway Co. Ltd.	225	12,100
Daelim Industrial Co. Ltd.	290	21,613
Doosan Bobcat, Inc.	1,075	20,572
Doosan Solus Co. Ltd.*	163	5,442
E-MART, Inc.	56	5,132
GS Engineering & Construction Corp.	163	3,758
GS Holdings Corp.	791	24,079
GS Retail Co. Ltd.	324	11,145
Hana Financial Group, Inc.	512	12,299
Hankook Tire & Technology Co. Ltd.	606	11,475
Hite Jinro Co. Ltd.	514	14,941
Hyundai Department Store Co. Ltd.	161	8,320
Hyundai Glovis Co. Ltd.	414	37,775
Hyundai Heavy Industries Holdings Co. Ltd.	105	22,934
Hyundai Mobis Co. Ltd.	762	121,827
Hyundai Motor Co.	278	21,998
Industrial Bank of Korea	1,202	8,036
Kangwon Land, Inc.	434	8,481
KB Financial Group, Inc.	1,114	30,583
KEPCO Plant Service & Engineering Co. Ltd.	507	12,629
Kia Motors Corp.	8,887	245,775
Korea Electric Power Corp.*	594	10,360
Korea Zinc Co. Ltd.	131	39,984
KT&G Corp.	544	36,854
LG Chem Ltd.	48	15,135
LG Corp.	857	43,665
LG Electronics, Inc.	623	29,831
LG Household & Health Care Ltd.	7	7,744
LG Uplus Corp.	1,280	13,591
LOTTE Fine Chemical Co. Ltd.	466	14,242
Mando Corp.	362	7,790
NAVER Corp.	308	56,206
NCSoft Corp.	75	47,842
NongShim Co. Ltd.	59	15,030
Orion Corp.	134	14,282
POSCO	216	31,569
S-1 Corp.	154	11,589
Samsung C&T Corp.	113	9,042
Samsung Electro-Mechanics Co. Ltd.	267	26,949
Samsung Electronics Co. Ltd.	457	18,709
Samsung Fire & Marine Insurance Co. Ltd.	64	9,431
Samsung SDI Co. Ltd.	18	5,218
Shinhan Financial Group Co. Ltd.	589	14,339
SK Holdings Co. Ltd.	53	10,228
SK Hynix, Inc.	55	3,619
SK Innovation Co. Ltd.	313	29,949
SK Telecom Co. Ltd.	139	24,243
SKC Co. Ltd.	115	5,302
S-Oil Corp.	87	4,967
Woori Financial Group, Inc.	961	7,085

(Cost $1,397,195)		1,264,884

Spain - 1.3%
Acciona SA	327	32,664
ACS Actividades de Construccion y Servicios SA	1,164	29,715
Aena SME SA, 144A*	358	51,052
Amadeus IT Group SA	1,087	56,756
Banco Bilbao Vizcaya Argentaria SA	2,984	9,271
Bankinter SA	1,667	7,067
Cellnex Telecom SA, 144A*	173	9,799
EDP Renovaveis SA	1,447	19,186

Enagas SA	2,132	47,929
Endesa SA	1,848	43,887
Ferrovial SA*	26	706
Ferrovial SA	1,862	50,578
Grifols SA	586	18,330
Iberdrola SA	5,311	57,234
Industria de Diseno Textil SA	253	7,050
Inmobiliaria Colonial Socimi SA REIT	18,341	165,865
Mapfre SA	4,191	7,380
Merlin Properties Socimi SA REIT	7,536	63,289
Naturgy Energy Group SA	2,220	41,227
Red Electrica Corp. SA	4,848	85,420
Repsol SA	1,873	17,438
Siemens Gamesa Renewable Energy SA*	254	4,276
Telefonica SA	9,404	44,363
Zardoya Otis SA	3,846	27,380

(Cost $1,010,672)		897,862

Sweden - 8.2%
Alfa Laval AB*	5,364	108,153
Assa Abloy AB, Class B	5,609	113,569
Atlas Copco AB, Class A	1,300	50,960
Atlas Copco AB, Class B	1,103	38,905
Boliden AB	4,032	87,418
Castellum AB	13,890	260,225
Electrolux AB, Series B	2,132	34,894
Electrolux Professional AB, Class B*	1,977	7,160
Elekta AB, Class B	1,227	12,937
Epiroc AB, Class A	8,220	91,248
Epiroc AB, Class B	5,386	59,988
Essity AB, Class B*	4,637	153,018
Fastighets AB Balder, Class B*	4,141	169,099
Hennes & Mauritz AB, Class B	7,303	110,223
Hexagon AB, Class B*	1,142	62,712
Hufvudstaden AB, Class A	5,266	67,654
Husqvarna AB, Class B	8,075	59,381
ICA Gruppen AB	1,070	50,249
Industrivarden AB, Class A*	18,327	409,803
Industrivarden AB, Class C*	14,927	331,875
Investment AB Latour, Class B	3,544	63,555
Investor AB, Class A	2,196	115,135
Investor AB, Class B	7,622	405,445
Kinnevik AB, Class B	20,864	525,014
L E Lundbergforetagen AB, Class B*	5,983	296,789
Lundin Energy AB	1,869	45,046
Nibe Industrier AB, Class B*	4,894	108,601
Saab AB, Class B*	684	16,508
Sandvik AB*	7,236	119,776
Securitas AB, Class B*	8,491	112,512
Skandinaviska Enskilda Banken AB, Class A*	447	3,879
Skanska AB, Class B*	8,476	169,280
SKF AB, Class B	8,071	148,080
Svenska Cellulosa AB SCA, Class B*	19,471	242,913
Svenska Handelsbanken AB, Class A*	2,164	20,481
Swedbank AB, Class A*	920	11,526
Swedish Match AB	4,331	300,556
Tele2 AB, Class B	10,250	136,364
Telefonaktiebolaget LM Ericsson, Class B	3,107	28,252
Telia Co. AB	24,854	85,183
Trelleborg AB, Class B*	3,831	51,841
Volvo AB, Class B*	13,466	190,516

(Cost $4,585,550)		5,476,723

Switzerland - 4.3%
ABB Ltd.	3,115	61,249
Adecco Group AG	4,560	216,537
Alcon, Inc.*	464	29,887
Baloise Holding AG	170	24,172
Banque Cantonale Vaudoise	80	7,778
Barry Callebaut AG	28	56,309
Chocoladefabriken Lindt & Spruengli AG	1	86,812
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	2	16,675
Cie Financiere Richemont SA	676	39,320
Clariant AG*	441	8,086
Coca-Cola HBC AG*	2,423	61,049
DKSH Holding AG	996	54,844
Dufry AG*	194	5,721
EMS-Chemie Holding AG	82	60,644
Flughafen Zurich AG*	472	64,951
Geberit AG	494	240,290
Georg Fischer AG	55	45,514
Givaudan SA	36	129,168
Helvetia Holding AG	194	17,195
Kuehne + Nagel International AG*	699	100,699
LafargeHolcim Ltd.*	1,520	62,876
Logitech International SA	1,739	102,599
Lonza Group AG	184	90,305
Nestle SA	226	24,433
Novartis AG	170	14,692
OC Oerlikon Corp. AG	567	4,606
Pargesa Holding SA	218	16,452
Partners Group Holding AG	138	114,112
PSP Swiss Property AG	1,426	161,941
Roche Holding AG	79	27,358
Schindler Holding AG	164	37,966
Schindler Holding AG Participation Certificates	297	68,971
SGS SA	33	77,459
Sika AG	110	18,835
Sonova Holding AG	668	146,366
STMicroelectronics NV	651	15,996
Straumann Holding AG	81	65,596
Sulzer AG	333	26,361
Swatch Group AG - Bearer	183	36,554
Swatch Group AG - Registered	115	4,470

Swiss Life Holding AG	117	41,091
Swiss Prime Site AG	1,960	182,392
Swiss Re AG	198	13,421
Swisscom AG	237	123,298
Temenos AG	120	18,324
Vifor Pharma AG	259	39,388
Zurich Insurance Group AG	138	44,458

(Cost $2,840,013)		2,907,220

United Kingdom - 11.6%
3i Group PLC	29,237	298,202
Admiral Group PLC	4,362	125,813
Amcor PLC CDI	618	6,104
Ashmore Group PLC	14,459	76,615
Ashtead Group PLC	3,748	110,883
Associated British Foods PLC	2,972	66,909
AstraZeneca PLC	131	13,896
Auto Trader Group PLC, 144A	9,527	65,746
AVEVA Group PLC	249	12,584
Aviva PLC	3,320	10,167
B&M European Value Retail SA	10,015	48,251
Babcock International Group PLC	7,165	33,909
BAE Systems PLC	40,360	247,589
Barratt Developments PLC	17,076	104,922
Bellway PLC	4,963	157,689
Berkeley Group Holdings PLC	4,049	204,987
BP PLC	4,971	18,790
British American Tobacco PLC	648	25,552
BT Group PLC	27,340	39,293
Bunzl PLC	2,143	49,981
Burberry Group PLC	2,859	52,860
Centrica PLC	40,606	18,334
CNH Industrial NV*	2,160	13,099
Compass Group PLC	6,342	92,833
ConvaTec Group PLC, 144A	5,980	14,993
Croda International PLC	1,862	119,473
Derwent London PLC REIT	1,960	71,241
Diageo PLC	748	25,805
Direct Line Insurance Group PLC	32,396	105,975
DS Smith PLC	5,253	22,022
easyJet PLC(b)	1,107	9,306
Ferguson PLC	2,958	232,803
Fiat Chrysler Automobiles NV*	2,094	18,499
G4S PLC	18,069	20,105
GlaxoSmithKline PLC	202	4,175
Halma PLC	6,735	194,007
Hargreaves Lansdown PLC	1,277	28,947
HomeServe PLC	5,812	93,194
Howden Joinery Group PLC	21,040	153,365
IMI PLC	7,480	83,228
Imperial Brands PLC	1,633	29,607
Inchcape PLC	34,795	215,300
Informa PLC	611	3,432
InterContinental Hotels Group PLC	2,087	99,878
Intermediate Capital Group PLC	1,514	23,771
International Consolidated Airlines Group SA	4,114	11,622
Intertek Group PLC	2,863	194,886
ITV PLC	79,386	78,791
J Sainsbury PLC	18,621	44,661
JD Sports Fashion PLC	5,399	43,947
John Wood Group PLC	1,367	3,249
Johnson Matthey PLC	653	17,058
Kingfisher PLC	65,788	157,950
Legal & General Group PLC	4,867	11,944
London Stock Exchange Group PLC	63	6,254
Marks & Spencer Group PLC	11,538	13,945
Meggitt PLC	17,356	59,437
Mondi PLC	5,474	102,054
National Grid PLC	7,267	83,194
Next PLC	2,521	151,597
Ninety One PLC*	806	1,954
Pearson PLC	1,028	5,889
Pennon Group PLC	9,966	140,459
Persimmon PLC	5,645	160,027
Phoenix Group Holdings PLC	1,504	11,458
Reckitt Benckiser Group PLC	33	2,947
RELX PLC	4,134	95,752
Renishaw PLC	175	8,330
Rentokil Initial PLC	32,151	197,470
Rightmove PLC	13,196	95,667
Rio Tinto Ltd.	4,335	268,765
Rio Tinto PLC	1,506	80,302
RSA Insurance Group PLC	6,509	31,730
Sage Group PLC	15,398	131,543
Schroders PLC	919	33,574
Segro PLC REIT	37,526	389,519
Severn Trent PLC	5,508	166,221
Smith & Nephew PLC	7,217	146,505
Smiths Group PLC	2,557	41,301
Spirax-Sarco Engineering PLC	1,560	190,356
SSE PLC	4,747	72,860
St James’s Place PLC	1,254	14,244
Standard Life Aberdeen PLC	10,680	34,105
Tate & Lyle PLC	15,580	129,707
Taylor Wimpey PLC	70,406	124,994
Tesco PLC	25,423	71,756
Travis Perkins PLC	3,564	48,270
Unilever NV	1,237	63,969
Unilever PLC	1,933	103,525
United Utilities Group PLC	13,583	154,090
Vodafone Group PLC	31,262	51,411
Whitbread PLC(b)	813	25,409
Wm Morrison Supermarkets PLC	52,147	120,364
WPP PLC	20,438	154,536

(Cost $8,071,643)		7,813,732

United States(c) - 0.2%
Carnival PLC	1,279	16,721
Sims Ltd.	642	3,316
Waste Connections, Inc.	1,006	94,312

(Cost $157,679)		114,349

TOTAL COMMON STOCKS (Cost $66,095,011)		66,148,889

PREFERRED STOCKS - 0.3%
Germany - 0.3%
FUCHS PETROLUB SE	1,011	40,283
Henkel AG & Co. KGaA*	364	32,505
Porsche Automobil Holding SE	1,321	71,869
Sartorius AG*	112	41,536

(Cost $187,035)		186,193

South Korea - 0.0%
Hanwha Corp.	1,241	11,023
Hyundai Motor Co. - 2nd Preferred	55	2,673

(Cost $20,177)		13,696

TOTAL PREFERRED STOCKS (Cost $207,212)		199,889

RIGHTS - 0.0%
Italy - 0.0%
Davide Campari-Milano SpA*, expires 6/21/20(e)
(Cost $0)	2,381	0

United Kingdom - 0.0%
Whitbread PLC*, expires 6/12/20
(Cost $7,383)	406	5,029

TOTAL RIGHTS (Cost $7,383)		5,029

SECURITIES LENDING COLLATERAL - 1.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(f)(g)
(Cost $1,239,721)	1,239,721	1,239,721

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.12%(f)
(Cost $130,303)	130,303	130,303

TOTAL INVESTMENTS - 100.9% (Cost $67,679,630)		$67,723,831
Other assets and liabilities, net - (0.9%)		(574,416)

NET ASSETS - 100.0%		$67,149,415

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
COMMON STOCKS — 0.0%
Germany — 0.0%
DWS Group GmbH & Co. KGaA, 144A(d)
—	25,454	(13,450)	(5,473)	1,373	—	—	210	7,904
SECURITIES LENDING COLLATERAL — 1.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(f)(g)
906,421	333,300(h)	—	—	—	5,638	—	1,239,721	1,239,721
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.12%(f)
27,889	4,274,653	(4,172,239)	—	—	1,254	—	130,303	130,303

934,310	4,633,407	(4,185,689)	(5,473)	1,373	6,892	—	1,370,234	1,377,928

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $1,189,511, which is 1.8% of net assets.

(c)	Securities are listed in country of domicile and trade on exchanges within the FTSE Developed ex US Comprehensive Factor Index.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $37,982.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020 the Xtrackers FTSE Developed ex US Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Industrials	$15,312,476	23.1%
Consumer Discretionary	8,263,898	12.4
Consumer Staples	6,981,818	10.5
Financials	6,495,175	9.8
Real Estate	6,318,101	9.5
Materials	6,230,539	9.4
Utilities	4,545,083	6.9
Communication Services	3,816,422	5.8
Information Technology	3,666,528	5.5
Health Care	3,383,335	5.1
Energy	1,340,432	2.0

Total	$66,353,807	100.0%

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(i)
MSCI EAFE Futures	USD	9	$679,300	$776,520	6/19/2020	$97,220

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$66,148,889	$—	$—	$66,148,889
Preferred Stocks(j)	199,889	—	—	199,889
Rights(j)	5,029	—	0	5,029
Short-Term Investments(j)	1,370,024	—	—	1,370,024
Derivatives(k)
Futures Contracts	97,220	—	—	97,220

TOTAL	$67,821,051	$—	$0	$67,821,051

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.